Deposits and prepaid expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Prepaid insurance	$ 1,778	$ 1,580
Prepaid electricity	3,191	1,308
Deposits related to power purchase agreement	3,000	0
Miscellaneous deposits	1,923	471
Total current deposits and prepaids expenses	9,892	3,359
Non-current [Abstract]
Deposits for equipment purchase	0	110,761
Deposits related to power purchase agreement	17,000	20,000
Deposits related to operating site development	902	18,609
Deposits related to electricity supply under electricity supply agreement	8,522	6,252
Other	796	881
Total non-current deposits and prepaids expenses	$ 27,220	$ 156,503